Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
Related Party Transactions

14. Related Party Transactions

License and Supply Agreement

On July 15, 2016, the Company executed an exclusive license and supply agreement with Pharma, which was amended in July 2019 to increase the Ameluz transfer price per unit from 35.0% to 50.0% of the anticipated net selling price per unit as defined in the agreement. Under the agreement, the Company obtained an exclusive, non-transferable license to use the Pharma’s technology to market and sell the licensed products, Ameluz® and BF-RhodoLED® and must purchase the licensed products exclusively from Pharma. There was no consideration paid for the transfer of the license. Refer to Note 21 Subsequent Events, for amendment to license and supply agreement dated October 8, 2021.

Purchases of the licensed products during the three and nine months ended September 30, 2021 were $1.0 million and $5.7 million respectively, and recorded in inventories in the balance sheets, and, when sold, in cost of revenues, related party in the statements of operations. Purchases of the licensed products during the three and nine months ended September 30, 2020 were $0.3 million and $5.6 million. Amounts due and payable to Pharma as of September 30, 2021 and December 31, 2020 were $1.3 million, which were recorded in accounts payable, related parties in the balance sheets.

Loan Agreement

On June 19, 2015, the Company entered into a 6% interest bearing revolving loan agreement with Biofrontera AG, the Company’s parent. Interest was accrued and paid quarterly over the life of the loan. As of September 30, 2021 and December 31,2020, there was no loan principal balance outstanding. There was no interest expense recognized for the three or nine months ended September 30, 2021. Interest expense for the three and nine months ended September 30, 2020 was $0.7 million and $1.9 million, respectively.

On December 31, 2020, the Company agreed to convert the outstanding principal balance of the revolving debt of $47.0 million into an aggregate of 7,999,000 shares of common stock at a price of $5.875 per share, for an aggregate gross capital contribution of $47.0 million.

On March 31, 2021, the Company entered into the Second Intercompany Revolving Loan Agreement with Biofrontera AG for $20.0 million of committed sources of funds. The revolving loan bears an annual interest rate of 6.0% and will terminate on the second anniversary of the date of this loan agreement, March 31, 2023 (the “termination date”). The outstanding principal and interest balance of all advances shall be due and payable on the termination date. In the event of a change in control of the Company at any point prior to the termination date, Biofrontera AG’s obligation to make advances to the Company shall be discharged immediately upon the effective date of the change of control; and all outstanding obligations of the Company must be paid back in full within twelve months of the effective date of the change of control. Biofrontera AG may require the Company to pay all outstanding obligations at any time on or after the date that is ten calendar days following the closing of a transaction that reduces the voting rights of the Company in Biofrontera AG to less than 100%. As of September 30, 2021, the Company has not drawn upon the Second Intercompany Revolving Loan Agreement.

Service Agreements

On January 1, 2016, the Company executed an intercompany service agreement with Biofrontera AG. Under the agreement, the Company receives services which include accounting consolidation, information technology support, and pharmacovigilance services.

On July 2, 2021, we entered into a new intercompany services agreement (“2021 Services Agreement”) which provides for the execution of statements of work that will supersede the applicable provisions of the 2016 Services Agreement. The 2021 Services Agreement enables us to continue relying on Biofrontera AG and its subsidiaries for various services it has historically provided to us, including information technology and pharmacovigilance support. Under the 2021 Services Agreement we have agreed that the applicable provisions related to reimbursement and allocation of expenses in the 2016 Services Agreement will remain in effect until we execute a statement of work under the 2021 Services Agreement that supersedes such provisions. Expenses related to the service agreement were $0.2 million and $0.5 million for the three and nine months ended September 30, 2021, respectively, and $0.1 million and $0.4 million for the three and nine months ended September 30, 2020, respectively, which were recorded in selling, general and administrative, related party. Management asserts that these expenses represent a reasonable allocation from Biofrontera AG. Amounts due to Biofrontera AG related to the service agreement were $0.3 million and $0.3 million as of September 30, 2021 and December 31, 2020, respectively, which were recorded in accounts payable, related parties in the balance sheets.

Clinical Lamp Lease Agreement

On August 1, 2018, the Company executed a clinical lamp lease agreement with Bioscience to provide lamps and associated services.

Total revenue related to the clinical lamp lease agreements was approximately $15,000 and $16,000 for the three months ended September 30, 2021 and 2020, respectively and recorded as revenues, related party. Total revenue related to the clinical lamp lease agreements was approximately $42,000 and $47,000 for the nine months ended September 30, 2021 and 2020, respectively. Amounts due from Bioscience for clinical lamp and reimbursement were approximately $37,000 and $73,000 as of September 30, 2021 and December 31, 2020, respectively, which were recorded as accounts receivable, related parties in the balance sheets.

Reimbursements from Maruho Related to Cutanea Acquisition

Pursuant to the Cutanea Share Purchase Agreement, we received start-up cost financing and reimbursements for certain SPA costs. Refer to Note 3 - Acquisition Contract Liabilities.

For the nine months ended September 30, 2020, the Company received start-up cost financing from Maruho in the amount of $3.4 million, which was recorded as acquisition contract liabilities, net in the balance sheets. No start-up cost financing was received during the nine months ended September 30, 2021.

The amounts reimbursed relating to SPA costs were recorded as other income in the statements of operations as the related expenses were recorded. For the three and nine months ended September 30, 2021, the reimbursed amounts recognized relating to SPA costs were $0.2 million and $0.5 million. For the three and nine months ended September 30, 2020, the amounts reimbursed relating to SPA costs were $0.2 million and $0.7 million, respectively.

Amounts due from Maruho were $3,000 as of September 30, 2021 and were recorded in accounts receivable, related parties in the balance sheets. There were no amounts due to Maruho at December 31, 2020.

Other

The Company receives expense reimbursement from Biofrontera AG and Bioscience on quarterly basis for costs incurred on behalf of these entities, which are netted against expenses incurred within selling, general and administrative expenses. Total expense reimbursements were $0.2 million and $0.7 million for the three and nine months ended September 30, 2021, respectively. Total expense reimbursements for the three and nine months ended September 30, 2020 were $0.2 million and $0.6 million, respectively

On August 27, 2020, the Company received $1.5 million from Pharma to support the Company’s marketing efforts. For the three and nine months ended September 30, 2020, the Company recorded $0.1 million as a reduction of selling, general and administrative costs in the statement of operations to offset the $0.1 million of specific, incremental, identifiable marketing costs incurred to support the sales of Ameluz and of BF-RhodoLED and $1.1 million as a reduction of cost of revenue, related party. The remaining $0.3 million was recorded as a deferred liability as of September 30, 2020, with the expectation of additional marketing costs to be incurred in the fourth quarter.

13. Related Party Transactions

License and Supply Agreement

On July 15, 2016, the Company executed an exclusive license and supply agreement with Biofrontera Pharma GmbH (“Pharma”), which was amended in July 2019 to increase the Ameluz transfer price per unit from 35.0% to 50.0% of the anticipated net selling price per unit as defined in the agreement. Under the agreement, the Company obtained an exclusive, non-transferable license to use the Pharma’s technology to market and sell the licensed products, Ameluz and BF-RhodoLED and must purchase the licensed products exclusively from Pharma. There was no consideration paid for the transfer of the license.

Purchases of the licensed products during the years ended December 31, 2019 and 2020 were $13.8 million and $5.6 million, respectively, and recorded in inventories in the balance sheets, and, when sold, in cost of revenues, related party in the statements of operations. Amounts due and payable to Pharma as of December 31, 2019 and 2020 were $6.3 million and $1.3 million, respectively, which were recorded in accounts payable, related parties in the balance sheets.

Loan Agreement

On June 19, 2015, the Company entered into a 6% interest bearing revolving loan agreement with Biofrontera AG, the Company’s sole shareholder. Interest was accrued and paid quarterly over the life of the loan. As of December 31, 2019, the intercompany loan balance was $38.2 million. At December 31, 2020, there was no loan principal balance outstanding. Interest expenses related to the loan was $1.9 million and $2.5 million for the years ended December 31, 2019 and 2020, respectively.

On December 31, 2020, the Company agreed to convert the outstanding principal balance of the revolving debt of $47.0 million into an aggregate of 7,999,000 shares of common stock at a purchase price of $5.875 per share, for an aggregate gross capital contribution of $47.0 million.

Service Agreements

On January 1, 2016, the Company executed an intercompany service agreement with Biofrontera AG. Under the agreement, the Company receives services which include accounting consolidation, information technology support, and pharmacovigilance services. Expenses related to the service agreement were $0.7 million and $0.4 million for the years ended December 31, 2019 and 2020, respectively, which were recorded in selling, general and administrative, related party. Management asserts that these expenses represent a reasonable allocation from Biofrontera AG. Amounts due to Biofrontera AG related to the service agreement were $0.1 million and $0.3 million as of December 31, 2019 and 2020, respectively, which were recorded in accounts payable, related parties in the balance sheets.

Clinical Lamp Lease Agreement

On August 1, 2018, the Company executed a clinical lamp lease agreement with Biofrontera Bioscience GmbH (“Bioscience”) to provide lamps and associated services.

Total revenue related to the clinical lamp lease agreements was approximately $50,000 and $62,000 for the years ended December 31, 2019 and 2020, respectively and recorded as revenues, related party. Amount due from Bioscience for clinical lamp and reimbursement were approximately $40,000 and $73,000 as of December 31, 2019 and 2020, respectively, which were recorded as accounts receivable, related party in the balance sheets.

Reimbursements from Maruho Related to Cutanea Acquisition

Pursuant to the Cutanea acquisition share purchase agreement, we received start-up cost financing and reimbursements for certain SPA costs. Refer to Note 3, Cutanea Acquisition for further details of the acquisition accounting.

For the years ended December 31, 2019 and 2020, the Company received start-up cost financing from Maruho in the amount of $2.9 million and $4.4 million, respectively, which was recorded as acquisition contract liabilities, net in the balance sheets.

For the years ended December 31, 2019 and 2020, the Company received cash reimbursements for net liability adjustment and SPA costs from Maruho in the amount of $8.9 million and $0.7 million, respectively. The amount related to net liability adjustment is $3.2 million in 2019 and was included as part of the bargain purchase gain at acquisition. The amounts reimbursed relating to SPA costs of $5.3 million in 2019 and $1.2 million in 2020 were recorded as other income in the statements of operations. Amounts due to Maruho, primarily relating to overpayments of SPA cost reimbursements, were $0.5 million as of December 31, 2019 and were recorded in accounts payable, related parties in the balance sheets. There were no amounts due to Maruho at December 31, 2020.

Others

The Company receives expense reimbursement from Biofrontera AG and Biofrontera Bioscience on quarterly basis for costs incurred on behalf of these entities. Total expense reimbursements were $0.1 million and $0.3 million for the years ended December 31, 2019 and 2020, respectively, which were netted against expenses incurred within selling, general and administrative expenses.

On August 27, 2020, the Company received $1.5 million from Biofrontera Pharma GmbH to support the Company’s marketing efforts. The amount received was non-recurring, and was recorded as reduction of cost of revenues, related party and selling, general and administrative in the statements of operations for $1.1 million and $0.4 million, respectively.